Annual Total Returns - Freedom 2055 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2055 Portfolio	Apr. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019
Initial Class
Bar Chart Table:
Annual Return 2020	19.28%
Annual Return 2021	17.79%